Intangible assets - Summary of Breakdown of The Total Intangible Assets By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 411,521	$ 358,908
Brazil
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	43,762	696
Cayman Islands
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	224,486	219,019
Chile
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	132,520	139,184
United States of America
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	10,747	0
Other
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 6	$ 9